SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Parenthetical) (Detail) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,500,000	797,500,000
Common Shares, treasury shares (shares)	215,800,000	217,600,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900,000,000.0	900,000,000.0
Common Shares, issued (shares)	797,500,000	797,500,000
Common Shares, treasury shares (shares)	215,800,000	217,600,000